Reconciliation of Financial Statements to Form 5500 (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits	$ 57,227,223	$ 50,250,051	$ 49,174,852
Adjustment from contract value to fair value for fully benefit-responsive investment contracts	(68,530)	(120,148)
Net assets available for benefits per Form 5500	57,158,693	50,129,903
Net increase in net assets available for benefits per the financial statements	6,977,172	1,075,199
Prior year adjustment from contract value to fair value for fully benefit-responsive investment contracts	120,148	135,437
Current year adjustment from contract value to fair value for fully benefit-responsive investment contracts	(68,530)	(120,148)
Net increase in net assets per Form 5500	$ 7,028,790	$ 1,090,488